Segment and Product Information - Schedule of Reconciling Information by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 461,521	$ 426,543	$ 832,507	$ 772,452
Depreciation & Amortization	3,630	2,040	6,782	4,022
Interest	12,573	6,504	20,180	15,332
Income (loss) from continuing operations before income taxes	3,367	10,850	(3,599)	7,456
Operating Segments
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	431,180	395,458	775,198	712,823
Depreciation & Amortization	2,725	1,406	5,128	2,831
Interest	7,891	7,281	15,427	13,964
Income (loss) from continuing operations before income taxes	11,953	7,943	9,917	3,944
Operating Segments | Northeast
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	68,424	66,445	111,909	115,843
Depreciation & Amortization	284	279	527	563
Interest	857	967	1,709	1,864
Income (loss) from continuing operations before income taxes	4,288	1,962	3,637	1,121
Operating Segments | Southeast
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	193,525	184,247	341,002	327,652
Depreciation & Amortization	800	701	1,499	1,407
Interest	3,255	3,109	6,247	5,893
Income (loss) from continuing operations before income taxes	5,061	3,499	3,334	982
Operating Segments | South
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	169,231	144,766	322,287	269,328
Depreciation & Amortization	1,641	426	3,102	861
Interest	3,779	3,205	7,471	6,207
Income (loss) from continuing operations before income taxes	2,604	2,482	2,946	1,841
All other
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	30,341	31,085	57,309	59,629
Depreciation & Amortization	905	634	1,654	1,191
Interest	4,682	(777)	4,753	1,368
Income (loss) from continuing operations before income taxes	$ (8,586)	$ 2,907	$ (13,516)	$ 3,512